Subsequent Events	12 Months Ended
Sep. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 20 – SUBSEQUENT EVENTS

In accordance with ASC Topic 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before the financial statements are issued. The Company has evaluated all events or transactions that occurred after September 30, 2025, up through January 30, 2026 the date the Company issued the consolidated financial statements and concluded that no other subsequent material events except for the disclosed below:

Bank borrowings

Borrowings repayment and renewal

From September 30, 2025 to the date the audited consolidated financial statements were available to be issued, the Company partially repaid its long-term borrowings of $563,281 (RMB 4,010,000).

New borrowings

As the date the audited consolidated financial statements were available to be issued, the Company has new bank borrowings in the amount of $4,259,727 (RMB 30,325,000) as following:

Bank Name	Amount - RMB		Amount - USD	Issuance Date	Expiration Date	Interest
China Zheshang Bank Co., ltd		2,000,000	$280,938	10/17/2025	10/16/2026	1.55%
China Zheshang Bank Co., ltd		3,000,000	421,408	12/19/2025	12/18/2026	1.55%
Zhejiang Commercial Bank Co.,Ltd.		4,595,000	645,456	10/22/2025	07/17/2032	3.00%
Zhejiang Commercial Bank Co.,Ltd.		8,270,000	1,161,680	11/18/2025	07/17/2032	3.00%
Zhejiang Commercial Bank Co.,Ltd.		2,160,000	303,413	11/28/2025	07/17/2032	3.00%
Zhejiang Commercial Bank Co.,Ltd.		10,300,000	1,446,832	12/05/2025	07/17/2032	3.00%
Total	RMB	30,325,000	$4,259,727